Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 4.3%
121,025	Beach Energy Ltd.	$121,293
102,435	Orora Ltd. *	167,466
88,612	Steadfast Group Ltd.	212,563
101,110	Tassal Group Ltd.	259,908
		761,230
	DENMARK — 1.0%
2,205	Schouw & Co. A/S	180,438
	FRANCE — 8.7%
3,565	Alstom S.A. *	198,661
2,033	Alten S.A. *	159,401
3,695	Devoteam S.A.	424,267
3,336	Kaufman & Broad S.A.	144,034
6,489	Tikehau Capital SCA	170,845
2,102	Ubisoft Entertainment S.A. *	175,571
3,203	Vetoquinol S.A.	258,341
		1,531,120
	GERMANY — 9.5%
3,505	CANCOM S.E.	210,801
3,568	Datagroup S.E.	236,528
8,255	Jungheinrich A.G. *	252,144
14,340	PATRIZIA A.G.	393,097
2,759	Stroeer S.E. & Co. KGaA	188,926
15,178	TAG Immobilien A.G. *	399,111
		1,680,607
	IRELAND — 2.6%
8,050	Smurfit Kappa Group PLC	271,965
19,840	UDG Healthcare PLC	184,219
		456,184
	JAPAN — 29.4%
8,100	Aeon Delight Co., Ltd.	244,779
43,100	Broadleaf Co., Ltd.	229,415
10,330	Daiseki Co., Ltd.	222,370
8,800	Denka Co., Ltd.	211,631
12,080	DTS Corp.	231,159
9,081	Fuji Electric Co., Ltd.	247,537
13,400	Fujitec Co., Ltd.	229,630
2,500	Fukuda Denshi Co., Ltd.	169,950
13,909	FULLCAST Holdings Co., Ltd.	160,399
8,700	Hamakyorex Co., Ltd.	259,286
8,068	Hogy Medical Co., Ltd.	243,161

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
4,060	Horiba Ltd.	$209,379
4,506	Information Services International-Dentsu Ltd.	236,627
48,410	Kenedix, Inc.	220,182
12,200	Nohmi Bosai Ltd.	235,264
4,790	Paramount Bed Holdings Co., Ltd.	204,212
18,200	Raiznext Corp.	205,627
7,413	Ship Healthcare Holdings, Inc.	319,147
7,586	T Hasegawa Co., Ltd.	151,525
15,654	Takeuchi Manufacturing Co., Ltd.	260,989
4,100	TKC Corp.	225,664
6,579	Tokyo Seimitsu Co., Ltd.	210,240
7,687	Zenkoku Hosho Co., Ltd.	268,664
		5,196,837
	LUXEMBOURG — 3.0%
7,358	Befesa S.A. [1]	296,709
5,954	Shurgard Self Storage S.A.	233,609
		530,318
	NETHERLANDS — 3.1%
14,080	Intertrust N.V. [1]	260,912
906	Koninklijke DSM N.V.	138,683
4,659	Signify N.V. *,1	139,790
		539,385
	NORWAY — 5.8%
31,339	Atea A.S.A. *	363,879
30,764	Austevoll Seafood A.S.A.	260,029
8,923	Norway Royal Salmon A.S.A.	221,617
69,750	Self Storage Group A.S.A. *	183,783
		1,029,308
	SPAIN — 1.8%
13,816	Ebro Foods S.A.	309,228
	SWEDEN — 7.3%
15,796	BHG Group A.B. *	196,923
15,967	Bravida Holding A.B. *,1	175,052
80,889	Cloetta A.B. - B Shares *	223,646
27,266	Dometic Group A.B. *,1	266,189
19,550	Granges A.B. *	157,912
36,840	Scandi Standard A.B. *	274,773
		1,294,495

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 2.5%
440	Bucher Industries A.G.	$144,915
36,279	OC Oerlikon Corp. A.G.	304,440
		449,355
	UNITED KINGDOM — 18.8%
35,581	Ascential PLC [1]	125,062
39,338	Beazley PLC	214,302
5,549	Clarkson PLC	149,071
42,013	Clipper Logistics PLC	183,792
14,296	Close Brothers Group PLC	204,869
10,366	Computacenter PLC	267,778
37,431	Domino's Pizza Group PLC	155,682
94,552	Equiniti Group PLC [1]	157,987
11,439	Future PLC	204,631
57,650	Ibstock PLC [1]	119,338
136,576	Kin & Carta PLC	93,899
65,283	Marlowe PLC *	436,300
26,863	On the Beach Group PLC [1]	97,588
15,111	Polypipe Group plc	79,687
30,100	Redrow PLC	168,058
30,150	Restore PLC	144,747
55,600	Sabre Insurance Group PLC [1]	220,682
15,996	Safestore Holdings PLC - REIT	160,804
54,241	Tyman PLC	124,714
		3,308,991
	Total Common Stocks
	(Cost $17,087,544)	17,267,496

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$328,166	UMB Money Market Fiduciary, 0.01%[2]	328,166
	Total Short-Term Investments
	(Cost $328,166)	328,166
	TOTAL INVESTMENTS — 99.7%
	(Cost $17,415,710)	17,595,662
	Other Assets in Excess of Liabilities — 0.3%	55,151
	TOTAL NET ASSETS — 100.0%	$17,650,813

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,859,309, which represents 10.53% of total net assets of the Fund.

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

[2]The rate is the annualized seven-day yield at period end.
See accompanying Notes to